Cover	Oct. 22, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	OMNICOM GROUP INC.
Entity Incorporation, State or Country Code	NY
Entity Information, Former Legal or Registered Name	Not Applicable
Entity Tax Identification Number	13-1514814
Entity Address, Address Line One	280 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	415-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000029989
Amendment Flag	false
Entity File Number	1-10551
Common Stock, $0.15 Par Value
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.15 per share
Trading Symbol	OMC
Security Exchange Name	NYSE
0.800% Senior Notes due 2027
Entity Listings [Line Items]
Title of 12(b) Security	0.800% Senior Notes due 2027
Trading Symbol	OMC/27
Security Exchange Name	NYSE
1.400% Senior Notes due 2031
Entity Listings [Line Items]
Title of 12(b) Security	1.400% Senior Notes due 2031
Trading Symbol	OMC/31
Security Exchange Name	NYSE
3.700% Senior Notes due 2032
Entity Listings [Line Items]
Title of 12(b) Security	3.700% Senior Notes due 2032
Trading Symbol	OMC/32
Security Exchange Name	NYSE
2.250% Senior Notes due 2033
Entity Listings [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2033
Trading Symbol	OMC/33
Security Exchange Name	NYSE
3.850% Senior Notes due 2034
Entity Listings [Line Items]
Title of 12(b) Security	3.850% Senior Notes due 2034
Trading Symbol	OMC/34
Security Exchange Name	NYSE